Stock Options - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Allocated Share-based Compensation Expense	$ 0	$ 0	$ 0
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period	0	0	135,800
2012 Plan | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, exercises in period			135,800